Note 08 - Other Income (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income [Abstract]
Net gains (losses) related to non-current assets and disposal groups held for sale	€ 32	€ 41	€ 404